Commitments and Contingencies	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20. Commitments and Contingencies
Contingencies
The Group is a party to or an assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (Note 16).
The Group did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and September 30, 2020.